Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

17. Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through the filing date of this Quarterly Report on Form 10-Q require adjustment to or disclosure in the Company’s Financial Statements. There were no events that require adjustment to or disclosure in the Financial Statements, except as disclosed.

On April 13, 2022, Greenrose entered into an amended engagement letter with Imperial, whereby the Company has engaged Imperial to serve and act as non-exclusive merger and acquisition advisor in connection with potential (i) mergers or stock or asset acquisitions or (ii) sales or other dispositions of business or assets of the Company involving one or more businesses engaged in the medical and/or adult-use recreational cannabis business. The Company had previously entered into engagement letters with Imperial on October 7, 2019 and January 14, 2020. As compensation for its services, the Company will pay Imperial a retainer of shares of common stock of the Company equivalent to $250,000 (as determined by the five consecutive trading day volumed weighted average price of the Company’s common stock as of the date of execution of this Engagement Letter); plus (ii) a quarterly fee payable in shares of common stock of the Company equivalent to $75,000 per quarter (as determined by the five consecutive trading day volumed weighted average price of the Company’s common stock as of first day of each quarter), such amount to increase to an equivalent of $150,000 per quarter following the sixth consecutive calendar month after execution of the Engagement Letter and continuing for the term of the Engagement Letter.

Simultaneously with the entry of the Engagement Letter, Greenrose issued a non-interest bearing promissory note in the face amount of $10,500,000 and maturing October 15, 2023 (the “Note”) to Imperial. All fees earned and paid to Imperial by the Company under the Engagement Letter shall reduce the principal amount owed and payable to Imperial. The shares of common stock issued in connection with the retainer will be unregistered shares issued in a private placement exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended, and be subject to periodic registration rights.

16. Subsequent Events

Subsequent events have been evaluated through April 14, 2022, which is the date these consolidated financial statements were available to be issued.

On January 6, 2022 (the “Termination Date”), Futureworks LLC (“Futureworks”) notified the Company that it was terminating the Agreement and Plan of Merger (the “Merger Agreement”), dated March 12, 2021, by and between Futureworks, the Company (formerly known as Greenrose Acquisition Corp.) and Futureworks Holdings, Inc., a Delaware corporation and wholly-owned subsidiary of Greenrose (“FW Merger Sub”). Pursuant to the Merger Agreement, Futureworks was expected to be merged with and into FW Merger Sub (the “Futureworks Merger”), with FW Merger Sub surviving the Merger as a wholly owned subsidiary of Greenrose. All related ancillary agreements entered into on March 12, 2021, in connection with the Futureworks Merger and the Purchase Agreement were also terminated on the Termination Date. The material terms and conditions of the Merger Agreement were previously disclosed in the Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission on March 12, 2021 and are incorporated by reference herein.

On February 2, 2022, Greenrose entered into an exchange agreement (the “Exchange Agreement”) with Greenrose Associates LLC, the Company’s sponsor to convert $2,640 thousand in aggregate principal amount of promissory notes and convertible notes into (i) 685 thousand shares of common stock of the Company, par value of $0.0001 per share, and (ii) 1,893 thousand non-callable private warrants entitling the holder thereof to purchase one share of Common Stock at $11.50 per share for five (5) years from the date of issuance. The Sponsor Notes were non-interest bearing and did not contain a stated maturity date. The non-callable private warrants contained the same terms and conditions as the private warrants issued to the Company’s Sponsor and the Company’s underwriters in connection with its February 11, 2020 initial public offering.

Simultaneously with the entry of the Exchange Agreement, Greenrose issued all 685 thousand shares of common stock of the Company to the Sponsor in a private placement exempt from registration pursuant to Rule 506(b) of Regulation D under Section 4(a)(2) of the Securities Act of 1933, as amended. Upon the issuance of the 685 thousand shares of common stock and 1,893 thousand warrants of the Company, the Sponsor Notes were cancelled and are no longer outstanding.

The terms and conditions of the conversion of the Sponsor Notes into shares of common stock and Private Warrants of the Company, including the conversion price, were approved at a meeting of a special committee of the independent members of the board of directors of the Company, in which members of the board of directors who were also members of the Sponsor were recused.

On March 14, 2022, the Company issued an aggregate of 753,165 unregistered shares common stock to YA II PN, Ltd in connection with the October 21, 2021 execution of a Non-Redemption Agreement and a related Standby Equity Purchase Agreement (collectively, the “YA II PN, Ltd Agreements”). The Company previously disclosed the execution of the YA II PN, Ltd Agreements on the Form 8-K filed with the US Securities and Exchange Commission on October 21, 2021.

Reference made to the Agreement and Plan of Merger dated as of March 12, 2021 between the Company and Futureworks LLC, a Delaware limited liability company, which Futureworks terminated on January 6, 2021, as disclosed in the Company’s Report on Form 8-K dated January 12, 2022. In a letter dated April 13, 2022, counsel to Futureworks alleged breach of the Futureworks Agreement and Plan of Merger by the Company and threatened legal action if Futureworks’ purported claims are not settled. The Company believes Futureworks alleged claims lack merit. In the event Futureworks commences an action against the Company in connection with the terminated Futureworks Agreement and Plan of Merger, the Company believes it has meritorious defenses and will defend itself vigorously.

On April 13, 2022, Greenrose entered into an amended engagement letter with Imperial, whereby the Company has engaged Imperial to serve and act as non-exclusive merger and acquisition advisor in connection with potential (i) mergers or stock or asset acquisitions or (ii) sales or other dispositions of business or assets of the Company involving one or more businesses engaged in the medical and/or adult-use recreational cannabis business. The Company had previously entered into engagement letters with Imperial on October 7, 2019 and January 14, 2020. As compensation for its services, the Company will pay Imperial a retainer of shares of common stock of the Company equivalent to $250,000 (as determined by the five consecutive trading day volumed weighted average price of the Company’s common stock as of the date of execution of this Engagement Letter); plus (ii) a quarterly fee payable in shares of common stock of the Company equivalent to $75,000 per quarter (as determined by the five consecutive trading day volumed weighted average price of the Company’s common stock as of first day of each quarter), such amount to increase to an equivalent of $150,000 per quarter following the sixth consecutive calendar month after execution of the Engagement Letter and continuing for the term of the Engagement Letter.

Simultaneously with the entry of the Engagement Letter, Greenrose issued a non-interest bearing promissory note in the face amount of $10,500,000 and maturing October 15, 2023 (the “Note”) to Imperial. All fees earned and paid to Imperial by the Company under the Engagement Letter shall reduce the principal amount owed and payable to Imperial. The shares of common stock issued in connection with the retainer will be unregistered shares issued in a private placement exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended, and be subject to periodic registration rights.